COMMON STOCK (Details Narrative) - USD ($)		1 Months Ended	5 Months Ended
	May 25, 2021	Sep. 02, 2021	Feb. 19, 2021
Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Stock sold during period, shares			85,000,000
Sale of stock, price per share			$ 0.0001
Proceeds from sale of stock			$ 8,500
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock sold during period, shares	412,800	1,211,000
Sale of stock, price per share	$ 0.05	$ 0.50
Proceeds from sale of stock	$ 20,640	$ 605,500